Basic and diluted loss per share (Details) - GBP (£) £ / shares in Units, £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Basic and diluted profit/ (loss) [Abstract]
Loss for the period	£ (14,077)	£ (6,121)	£ (30,774)	£ (22,249)
Basic weighted average number of shares (in shares)	48,694,047	43,935,837	48,440,318	43,901,011
Diluted weighted average number of shares (in shares)	48,694,047	43,935,837	48,440,318	43,901,011
Basic loss per share (in pounds per share)	£ (0.29)	£ (0.14)	£ (0.64)	£ (0.51)
Diluted loss per share (in pounds per share)	£ (0.29)	£ (0.14)	£ (0.64)	£ (0.51)